COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Select Opportunities Fund, Variable Series

Columbia Value and Restructuring Fund, Variable Series

(each a “Fund”, together the “Funds”)

Supplement dated April 1, 2009 to the

Statement of Additional Information dated September 2, 2008,

as revised September 30, 2008

Effective February 20, 2009, in the section entitled “Investment Advisory and Other Services - The Advisor and Investment Advisory Services,” the following information as it pertains to each Fund is revised as follows:

1.	All references to Richard Bayles, Fatima Dickey and Timothy Evnin as managers of the Funds are deleted.

2.	The following are added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Emil A. Gjester	Select Opportunities Fund VS
Jonas Patrikson	Select Opportunities Fund VS
Guy W. Pope	Value and Restructuring Fund VS
J. Nicholas Smith	Value and Restructuring Fund VS
Mary-Ann Ward	Select Opportunities Fund VS
Michael T. Welter	Select Opportunities Fund VS

3.	The following is added to the applicable table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Emil A. Gjester	Select Opportunities Fund VS	S&P 500 Index Russell 1000 Index	Lipper VUF Large Cap Value Funds Classification

Jonas Patrikson	Select Opportunities Fund VS	S&P 500 Index Russell 1000 Index	Lipper VUF Large Cap Value Funds Classification

Guy W. Pope	Value and Restructuring Fund VS	Russell 1000 Value Index S&P 500 Index	Lipper VUF Multi-Cap Value Funds Classification

J. Nicholas Smith	Value and Restructuring Fund VS	Russell 1000 Value Index S&P 500 Index	Lipper VUF Multi-Cap Value Funds Classification

Mary-Ann Ward	Select Opportunities Fund VS	S&P 500 Index Russell 1000 Index	Lipper VUF Large Cap Value Funds Classification

Michael T. Welter	Select Opportunities Fund VS	S&P 500 Index Russell 1000 Index	Lipper VUF Large Cap Value Funds Classification

4.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Emil A. Gjester*	2	$710.7 million	0	$0	13	$540,000
Jonas Patrikson*	2	$710.7 million	0	$0	3	$250,000
Guy W. Pope*	2	$400.5 million	0	$0	12	$5.6 million
J. Nicholas Smith*	0	$0	2	$631.6 million	13	$22.5 million
Mary-Ann Ward*	2	$710.7 million	0	$0	15	$11.4 million
Michael T. Welter*	2	$710.7 million	0	$0	4	$332,821

*	Account information is provided as of December 31, 2008.

5.	The following is added to the table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Emil A. Gjester*	0	$0	0	$0	0	$0
Jonas Patrikson*	0	$0	0	$0	0	$0
Guy W. Pope*	0	$0	0	$0	0	$0
J. Nicholas Smith*	0	$0	0	$0	0	$0
Mary-Ann Ward*	0	$0	0	$0	0	$0
Michael T. Welter*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

6.	The following is added to the table under the heading “Portfolio Manager Ownership of the Funds as of March 31, 2008”:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Emil A. Gjester*	Select Opportunities Fund VS	None
Jonas Patrikson*	Select Opportunities Fund VS	None
Guy W. Pope*	Value and Restructuring Fund VS	None
J. Nicholas Smith*	Value and Restructuring Fund VS	None
Mary-Ann Ward*	Select Opportunities Fund VS	None
Michael T. Welter*	Select Opportunities Fund VS	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Asset Allocation Fund, Variable Series

Columbia S&P 500 Index Fund, Variable Series

(each a “Fund”, together the “Funds”)

Supplement dated April 1, 2009 to the

Statement of Additional Information dated May 1, 2008

Effective February 20, 2009, in the section entitled “Investment Advisory and Other Services - The Advisor and Investment Advisory Services,” the following information as it pertains to each Fund is revised as follows:

1.	All references to Vikram J. Kuriyan, Ph.D. and Karen Wurdack, Ph.D. as managers of the Funds are deleted.

2.	The following are added to the table under the heading “Portfolio Manager(s) of the Advisor”:

Portfolio Manager	Fund
Anwiti Bahuguna	Asset Allocation Fund VS
Cheryl D’Hollander	500 Index Fund VS
Peter S. Joo	500 Index Fund VS
Kent M. Peterson	Asset Allocation Fund VS
Marie M. Schofield	Asset Allocation Fund VS

3.	The following is added to the applicable table under the heading “Performance Benchmarks”:

Portfolio Manager	Fund(s)	Performance Benchmark	Peer Group
Anwiti Bahuguna	Asset Allocation Fund VS	Standard & Poor’s 500 Index Barclays Capital U.S. Aggregate Bond Index	Lipper Variable Underlying Funds (VUF) Mixed-Asset Target Allocation Growth Funds Classification

Cheryl D’Hollander	500 Index Fund VS	Standard & Poor’s 500 Index	Lipper Variable Underlying Funds (VUF) S&P 500 Index Objective Funds Classification

Peter S. Joo	500 Index Fund VS	Standard & Poor’s 500 Index	Lipper Variable Underlying Funds (VUF) S&P 500 Index Objective Funds Classification

Kent M. Peterson	Asset Allocation Fund VS	Standard & Poor’s 500 Index Barclays Capital U.S. Aggregate Bond Index	Lipper Variable Underlying Funds (VUF) Mixed-Asset Target Allocation Growth Funds Classification

Marie M. Schofield	Asset Allocation Fund VS	Standard & Poor’s 500 Index Barclays Capital U.S. Aggregate Bond Index	Lipper Variable Underlying Funds (VUF) Mixed-Asset Target Allocation Growth Funds Classification

4.	The following is added to the applicable table under the heading “Other Accounts Managed by the Portfolio Manager(s)”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna*	8	$13.4 million	0	$0	4	$250,000
Cheryl D’Hollander*	0	$0	1	$90.2 million	16	$3 billion
Peter S. Joo*	0	$0	1	$90.2 million	14	$3 billion
Kent M. Peterson*	0	$0	0	$0	2	$363,935
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

5.	The following is added to the applicable table under the heading “Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna*	0	$0	0	$0	0	$0
Cheryl D’Hollander*	0	$0	0	$0	0	$0
Peter S. Joo*	0	$0	0	$0	0	$0
Kent M. Peterson*	0	$0	0	$0	0	$0
Marie M. Schofield*	0	$0	0	$0	0	$0

*	Account information is provided as of December 31, 2008.

6.	The following is added to the applicable table under the heading “Portfolio Manager Ownership of the Funds as of December 31, 2007”:

Portfolio Manager*	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Anwiti Bahuguna	Asset Allocation Fund VS	None
Cheryl D’Hollander	500 Index Fund VS	None
Peter S. Joo	500 Index Fund VS	None
Kent M. Peterson	Asset Allocation Fund VS	None
Marie M. Schofield	Asset Allocation Fund VS	None

*	Account information is provided as of December 31, 2008.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Columbia Asset Allocation Fund, Variable Series

(the “Fund”)

Supplement dated April 1, 2009 to the

Prospectuses dated May 1, 2008

(Replacing supplement dated February 20, 2009)

Effective February 20, 2009, Anwiti Bahuguna, Colin Moore, Kent M. Peterson and Marie M. Schofield will co-manage the Fund. Accordingly, the table in the section of the Prospectuses entitled “Management of the Fund – Portfolio Managers” is revised and replaced in its entirety with the following disclosure:

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore

Co-manager. Service with the Fund since 2008.

Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield

Co-manager. Service with the Fund since 2009.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

Shareholders should retain this Supplement for future reference.